SHARE-BASED PAYMENT - Summary of Number and Weighted-average Exercise Prices of Share Options (Detail) - shares		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option programs, Beginning balance		31,557,498		17,876,508
Stock option programs, Granted		6,856,907		16,868,466
Addition of shares	[1]	605,005
Exercised / Canceled		(22,394,499)	[2]	(3,187,476)
Stock option programs, Ending balance		16,624,911		31,557,498

[1]	Total accrued shares correspond to the proportional number of dividends, interest on equity and reduction of equity eventually paid or credited by the Compass subsidiary to its shareholders between the date of the grant and the end of said vesting exercise.
[2]	In August 2024, 100% of the provision for the “01/30/2024 - Invest Partners” plan and the first tranche of the “10/11/2021 - Invest III” plan was brought forward. The plans were settled in September 2024 and the advance provision amounted to R$14,585 considering principal and charges.